Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	METROPOLITAN SERIES FUND
Prospectus Date	rr_ProspectusDate	May 01, 2016
Supplement [Text Block]	msf_SupplementTextBlock

METROPOLITAN SERIES FUND

SUPPLEMENT DATED JANUARY 27, 2017

TO THE

PROSPECTUS DATED MAY 1, 2016, AS SUPPLEMENTED

BARCLAYS AGGREGATE BOND INDEX PORTFOLIO

Effective immediately, the name of the Barclays Aggregate Bond Index Portfolio (the “Portfolio”) is changed to MetLife Aggregate Bond Index Portfolio. In addition, Barclays U.S. Aggregate Bond Index has been renamed Bloomberg Barclays U.S. Aggregate Bond Index as a result of the acquisition by Bloomberg L.P. of certain businesses from Barclays PLC. All references to the former name of the Portfolio contained in the Prospectus are changed to reflect the Portfolio’s new name and references in the Prospectus to Barclays U.S. Aggregate Bond Index are changed to Bloomberg Barclays U.S. Aggregate Bond Index. The Insurance Companies (as defined in the Prospectus) may temporarily continue to refer to Barclays U.S. Aggregate Bond Index and to the Portfolio by their original names in their forms and communications until such documents can be revised.

MetLife Aggregate Bond Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	msf_SupplementTextBlock

METROPOLITAN SERIES FUND

SUPPLEMENT DATED JANUARY 27, 2017

TO THE

PROSPECTUS DATED MAY 1, 2016, AS SUPPLEMENTED

BARCLAYS AGGREGATE BOND INDEX PORTFOLIO

Effective immediately, the name of the Barclays Aggregate Bond Index Portfolio (the “Portfolio”) is changed to MetLife Aggregate Bond Index Portfolio. In addition, Barclays U.S. Aggregate Bond Index has been renamed Bloomberg Barclays U.S. Aggregate Bond Index as a result of the acquisition by Bloomberg L.P. of certain businesses from Barclays PLC. All references to the former name of the Portfolio contained in the Prospectus are changed to reflect the Portfolio’s new name and references in the Prospectus to Barclays U.S. Aggregate Bond Index are changed to Bloomberg Barclays U.S. Aggregate Bond Index. The Insurance Companies (as defined in the Prospectus) may temporarily continue to refer to Barclays U.S. Aggregate Bond Index and to the Portfolio by their original names in their forms and communications until such documents can be revised.